CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 5,296	$ 22,846	$ 3,716	$ 1,287	$ (12,073)	$ 21,072
Balance, shares at Dec. 31, 2021	5,840,357
Share-based compensation	$ 0	0	0	250	0	250
Dividend distribution	0	0	0	0	(994)	(994)
Exercise of stock options	$ 9	16	0	0	0	$ 25
Exercise of stock options, shares	9,321					9,321
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(2,527)	0	0	$ (2,527)
Net income	0	0	0	0	3,194	3,194
Balance at Dec. 31, 2022	$ 5,305	22,862	1,189	1,537	(9,873)	21,020
Balance, shares at Dec. 31, 2022	5,849,678
Share-based compensation	$ 0	0	0	363	0	363
Dividend distribution	0	0	0	0	(1,321)	(1,321)
Exercise of stock options	$ 138	725	0	0	0	$ 863
Exercise of stock options, shares	171,015					171,015
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(406)	0	0	$ (406)
Net income	0	0	0	0	6,353	6,353
Balance at Dec. 31, 2023	$ 5,443	23,587	783	1,900	(4,841)	26,872
Balance, shares at Dec. 31, 2023	6,020,693
Share-based compensation	$ 0	0	0	607	0	607
Exercise of stock options	$ 56	240	0	0	0	$ 296
Exercise of stock options, shares	68,347					68,347
Issue of Share capital	$ 512	8,800				$ 9,312
Issue of Share capital, shares	625,000
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(119)	0	0	(119)
Net income	0	0	0	0	4,224	4,224
Balance at Dec. 31, 2024	$ 6,011	$ 32,627	$ 664	$ 2,507	$ (617)	$ 41,192
Balance, shares at Dec. 31, 2024	6,714,040